Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2012
TDAM U.S. Government Portfolio (Prospectus Summary) | TDAM U.S. Government Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTUXX